DEBT	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
DEBT	DEBTIn April 2022, the Company entered into a senior secured term loan facility in an amount of up to $104.0 million from Credit Suisse AG to refinance an existing term loan facility with total balloon payments of $91.2 million due in the first quarter of 2023. The new facility has a tenor of six years, carries an interest rate of SOFR plus a margin of 180 basis points, which translates to a LIBOR equivalent margin of 154 basis points based on the three month historic CAS between SOFR and LIBOR of approximately 26 basis points, and has an amortization profile of 18 years commencing on the delivery date from the yard. The existing facility carried an interest rate of LIBOR plus a margin of 190 basis points. The facility was fully drawn down in May 2022.

The Company drew down $65.0 million in April 2022 and $65.0 million in June 2022 with DNB to partially finance the delivery of the 2022 built VLCCs, Front Alta and Front Tweed. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The facility is fully drawn as of June 30, 2022.

In July 2022, the Company entered into a senior secured term loan facility in an amount of up to $252.4 million with a number of banks to refinance an existing term loan facility with total balloon payments of $233.4 million due in the first quarter of 2023. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 190 basis points, and has an amortization profile of approximately 18 years commencing on the delivery date from the yard. The existing facility carried an interest rate of LIBOR plus a margin of 190 basis points. The facility was fully drawn down in August 2022 and $223.9 million of the refinanced facility has been recorded in long-term debt as of June 30, 2022.

Debt issuance costs

The Company has recorded debt issuance costs (i.e. deferred charges) of $22.8 million as of June 30, 2022 (December 31, 2021: $24.3 million) as a direct deduction from the carrying amount of the related debt.

Assets pledged

(in thousands of $)	2022	2021
Vessels and equipment, net	3,531,079	3,477,283